MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities1 [Abstract]
Summary of the Movements in Marketable Securities
Movements in marketable securities for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Balance at the beginning of the year	7,432	236,281	2,435
Marketable securities acquired	—	—	167,709
Proceeds from sale of marketable securities	—	(251,839)	—
Gain on marketable securities sold during the year	—	18,994	—
Unrealized gain (loss) on marketable securities held at the end of the year	(3,405)	3,996	66,137
Balance at the end of the year	4,027	7,432	236,281